December 31, 2004

Management Q & A:

Q:How did the Bruce Fund do for the six-month period
 ended December 31,
2004?

A:The Fund shares produced a total return of 26.56%
 for the six months,
compared to a total return of   7.19% for the S&P 500
 Index and 10.83% for
the Russell 2000 for the same period.

Q:What attributed to the performance?

A:The common stock holdings provided the large part
 of the increase along with
the bond holdings contributing as well. A majority of the gains came from securities considered to be small or micro-cap issues.

Q:Why is the Fund holding 53% in stocks, 34% in bonds and 13% in cash?

A:Fund management concentrates its efforts at finding
 what it sees as the best
opportunities for capital appreciation. Recent areas of interest have been restructuring companies; small/micro cap equities and high yield or distressed
debt securities. We attempt to find securities, whether they are stocks or bonds, which we feel offer a reasonable opportunity for appreciation.

Q:Some services categorize the Fund as an asset
 allocation or balanced or hybrid
fund.  Is this correct?

A:As stated in the Prospectus, the Fund's objective
 is long-term capital
appreciation from stocks and/or bonds.

Q:Why is the Fund so small and not available through any brokers?

A:All purchases and sales are through the mail, directly with us. The Fund is designed for long-term investors and we have elected not to affiliate with any
platforms or electronic brokers.

Q:	How long has the present management
 team been in place?

A:	For over 21 years, since October of 1983.

Q:	Are there any plans to close the Fund
at the present time?

A:	There are no plans currently to close the
Fund at a particular asset level.

Q:Where do I find further information on the Fund, seeing that it is not listed in any papers?

A Shareholders are invited to use the toll-free number (800) 872-7823 to obtain any Fund information, or can visit www.thebrucefund.com, to obtain the same. The Fund files its complete schedule of portfolio holdings for the first and third quarters on Form N-Q, which is also available at the above sources.
The Fund's symbol is BRUFX.


Actual expenses for a $1,000 investment for the six month period would have been $6.96. Assuming a 5% total return for the period, the expenses for a $1,000
investment would have been $5.78.  These figures
 are based on an expense ratio
calculated by using the unaudited expense figures
 contained herein divided by the
average net assets during the period.













    BRUCE FUND, INC.
BALANCE SHEET
DECEMBER 31, 2004
	       (Unaudited)

ASSETS
Investments, at Market Value (Cost $21,252,677    )$31,184,906
Cash		                     4,244,185
Dividends Receivable	        3,700
Interest Receivable 	298,193

	TOTAL ASSETS	$35,730,984

LIABILITIES
Accrued Expenses	  $    93,118

TOTAL LIABILITIES	    93,118


CAPITAL
Capital Stock (102,741 Shares of $1 Par Value
  Capital Stock Issued and Outstanding; 200,000
  Shares Authorized)	      102,741
Paid-in Surplus	25,226,412
Accumulated Undistributed Net Investment Income	69,160
Accumulated Net Realized Gains on Investments	307,324
Net Unrealized Appreciation on Investments	9,932,229

	TOTAL CAPITAL (NET ASSETS)	$35,637,866

	     TOTAL LIABILITIES AND CAPITAL	$35,730,984

NET ASSET VALUE (Capital) Per Share	$     346.87

The accompanying notes are an integral part of this statement.


	BRUCE FUND, INC.
	STATEMENT OF OPERATIONS
	FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
	                                       (Unaudited)

INVESTMENT INCOME
	Dividends	$  33,775
	Interest		 364,530
			$ 398,305
EXPENSES
	Management Fees	$ 101,383
	Custodian/Security Transaction	  1,734
	Directors	375
	Transfer Agent Fees	5,770
	Legal Fees	  315
	Audit and Accounting Fees	6,671
	Insurance	503
	Printing/Postage              	1,570

	Total Expenses                               	 118,321
	NET INVESTMENT INCOME		  279,984

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net Realized Gains on Investments	             386,121
Net Change in Unrealized Appreciation on Investments
5,467,787

NET GAIN ON INVESTMENTS		5,853,908

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS		$ 6,133,892


The accompanying notes are an integral part of this statement.


















 	BRUCE FUND, INC.
	NOTES TO FINANCIAL STATEMENTS
	DECEMBER 31, 2004
	      (Unaudited)


NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES:

	The financial statements of Bruce Fund, Inc. (the "Fund") have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP") and reporting practices prescribed for the mutual fund industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

	A description of the significant accounting policies follows:

	1.Portfolio valuation: Securities listed on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at the last reported sales price. Unlisted securities for which quotations are available are valued at the closing bid price.

2.	Securities transactions and investment income:  Securities
transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned, and discounts on investments are
accreted into income using the effective interest method.   Realized gains
or losses from securities transactions are recorded on the specific identification method for both book and tax purposes. At December 31, 2004, the cost of investments held was $21,252,677 for both financial reporting and federal income tax purposes. At December 31, 2004, gross unrealized appreciation on investments was $10,872,410 and gross unrealized depreciation on investments was $(940,181) for both financial reporting and federal income tax purposes.

3.	In preparing financial statements in conformity with
accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE B - CAPITAL STOCK:

	During the six months ended December 31, 2004, there were 975 shares redeemed; 49,530 shares issued and 3,043 shares issued through dividend reinvestment.

 NOTE C - PURCHASES AND SALES OF SECURITIES:

	During the six months ended December 31, 2004, purchases and sales of securities with original maturities of greater than one year were $14,015,604 and $1,871,719 respectively.

NOTE D - RELATED PARTIES

	The Fund has entered into an Investment Advisory Agreement employing Bruce and Co. to manage the Fund and furnish investment advice. In addition it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to
current shareholders).   Compensation to Bruce and Company for its
services under the Investment Advisory Contract is paid monthly based on the following:

   Annual Percentage Fee    		Applied to Average Net
Assets of Fund    1.0%                 Up to $20,000,000;
plus           0.6%                  $20,000,000 to$100,000,000;
 plus            0.5%                        over $100,000,000.

As of December 31, 2004, Robert B. Bruce owned 12,941 shares and R. Jeffrey Bruce owned 1,915 shares. Robert B. Bruce is a director of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the investment advisor, Bruce and Company.

NOTE E - ADVISORY CONTRACT APPROVAL

he Board approved and renewed the Investment Advisory
Agreement at a meeting held on November 11, 2004 using the following as their basis as transcribed from the minutes: "The directors noted the portfolio management produced a YTD percentage gain of the Fund that exceeded ten times the gain of the S&P 500 Index. The investment performance of the Fund, computed for one, three, five and ten-year periods, greatly exceeded the Index for each such period. The Fund expenses for the most recent fiscal year of 1.17% are lower than the Morningstar figures for each of the three categories of funds most similar to the Bruce Fund. The directors noted that the dollar expenses of the Fund (exclusive of advisory fees) were lower in fiscal 2004 than in any of the previous five fiscal years. This suggests that present management practices are likely to achieve economies of scale as the Fund grows."

NOTE E - TAXES:

The Fund has made distributions to its shareholders so as to be relieved of all Federal income tax under provisions of current tax regulations applied to regulated investment companies, and personal holding companies.

NOTE F - DIVIDEND DISTRIBUTION:

During December 2004, the Fund announced a dividend from net investment income of $5.19 per share, aggregating $510,278 and a long-term capital gain distribution of $6.48 per share aggregating $637,110. These distributions were payable December 30, 2004 to shareholders of record on December 29, 2004.




	BRUCE FUND, INC.







	REPORT TO SHAREHOLDERS

	_______________________

	Six Months Ended
	December 31, 2004






BRUCE FUND, INC.
20 North Wacker Drive
Suite 2414
Chicago, Illinois 60606
(312)236-9160


BRUCE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
	                                      (Unaudited)

		2004
OPERATIONS
Net Investment Income	         $  279,984
Net Realized Gains on Investments	    386,181
Net Change in Unrealized Appreciation
  on Investments	          5,467,787
Net Increase in Net Assets
   Resulting from Operations 	            6,133,892

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income     (510,278)
Distributions from Net Capital Gains	         (637,100)
Decrease in Net Assets Resulting from
  Distributions to Shareholders	     (1,147,378)

CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	      15,014,228
Increase from Shares Issued in Reinvested
  Distributions	           1,050,969
Cost of Shares Redeemed	            (302,641)
Increase in Net Assets Resulting from
 Capital Stock Transactions	        15,762,556

TOTAL INCREASE 	       20,749,070

NET ASSETS
Beginning of Six Month Period	  14,888,796
End of Six Months (including accumulated undistributed net investment income of $69,160)
		   $ 35,637,866




The accompanying notes are an integral part of these statements.




  BRUCE FUND
OFFICERS AND
  DIRECTORS


Robert B. Bruce
President and Treasurer


R. Jeffrey Bruce
Vice President and Secretary


John R. Nixon
Director


W. Martin Johnson
Director


Investment Adviser
	Bruce and Co., Inc.
	Chicago, Illinois


Custodian
	Fifth Third Bank
	Cincinnati, Ohio


Transfer Agent
	Unified Advisers, Inc.
	Indianapolis, Indiana


Counsel
	Thomas P. Ward
	Lake Forest, Illinois


Independent Registered Public Accounting Firm
	Grant Thornton LLP
	Chicago, Illinois